Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Operating costs	$ 316,457	$ 148,736	$ 512,908	$ 359,666	$ 167,531	$ 661,218
Loss from operations	(316,457)	(148,736)	(512,908)	(359,666)	(167,531)	(661,218)
Other (loss) income:
Interest income (expense)		220,773		715,000
Interest earned on marketable securities held in Trust Account	3,067		25,667		295,788	787,350
Unrealized gain (loss) on marketable securities held in Trust Account	1,099	(197,371)		(4,068)	227	2,056
Change in fair value of warrants	(118,509)		(829,565)		1,224,597	(1,975,156)
Offering costs allocated to warrant liability					(19,946)
Other (loss) income, net	(114,343)	23,402	(803,898)	710,932	1,500,666	(1,185,750)
(Loss) Income before provision for income taxes	(430,800)	(125,334)	(1,316,806)	351,266	1,333,135	(1,846,968)
Benefit (provision) for income taxes		26,368		(73,902)	(26,982)	(27,112)
Net (loss) income	$ (430,800)	$ (98,966)	$ (1,316,806)	$ 277,364	$ 1,306,153	$ (1,874,080)
Basic and diluted loss per share (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.04)	$ 0.01	$ 0.05
Weighted-average basic and diluted shares outstanding (in Shares)	12,066,613	12,358,836	12,099,969	12,356,037	12,128,362	12,345,490
Basic and diluted weighted-average shares outstanding, Common stock subject to possible redemption (in Shares)	12,066,613	12,358,836	12,099,969	12,356,037	12,128,362	12,345,490
Basic and diluted net loss per share, Common stock subject to possible redemption (in Dollars per share)	$ 0	$ 0	$ 0	$ 0.04	$ 0.01	$ 0.05
Basic and diluted weighted-average shares outstanding, Non-redeemable common stock (in Shares)	4,305,327	4,013,104	4,271,971	4,015,904	3,394,029	4,026,450
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.1)	$ (0.03)	$ (0.31)	$ (0.06)	$ 0.33	$ (0.6)
Leafly Holdings, Inc.[Member]
Operating costs			$ 20,068,000	$ 23,664,000		$ 40,726,000	$ 58,156,000
Loss from operations			(2,308,000)	(7,908,000)		(9,296,000)	(31,993,000)
Other (loss) income:
Interest income (expense)			(108,000)	(408,000)		(637,000)	(58,000)
Other (loss) income, net			(10,000)	(27,000)		(31,000)	115,000
Benefit (provision) for income taxes
Net (loss) income			$ (2,426,000)	$ (8,343,000)		$ (9,964,000)	$ (31,936,000)
Basic and diluted loss per share (in Dollars per share)			$ (0.03)	$ (0.11)		$ (0.13)	$ (0.46)
Weighted-average basic and diluted shares outstanding (in Shares)			75,489,000	76,913,000		76,431,000	69,186,000
Sales and marketing			$ 8,149,000	$ 7,195,000		$ 13,189,000	$ 21,574,000
Product development			6,383,000	8,486,000		14,485,000	19,767,000
General and administrative			5,536,000	7,983,000		13,052,000	16,815,000
Revenue			20,063,000	18,096,000		36,392,000	30,072,000
Cost of revenue			2,303,000	2,340,000		4,962,000	3,909,000
Gross margin			$ 17,760,000	$ 15,756,000		$ 31,430,000	$ 26,163,000